                           CLASS A, B AND C SHARES OF

                         AIM GLOBAL INFRASTRUCTURE FUND

                          Supplement dated May 21, 1999
                      to the Prospectus dated March 1, 1999

Effective May 24, 1999, the section entitled "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 5 of the prospectus should be deleted in its entirety and replaced with the following:

         "PORTFOLIO MANAGERS

         The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


         o Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

         o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.


         o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.


         o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.


         o Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991."

                             ADVISOR CLASS SHARES OF

                         AIM GLOBAL INFRASTRUCTURE FUND

                          Supplement dated May 21, 1999
                      to the Prospectus dated March 1, 1999

Effective May 24, 1999, the section entitled "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 5 of the prospectus should be deleted in its entirety and replaced with the following:

          "PORTFOLIO MANAGERS

          The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

          o Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

          o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

          o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

          o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

          o Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991."